Consolidated Statements Of Capitalization (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Aqua America stockholders' equity:
Common stock, $.50 par value	$ 70,472	$ 69,762
Capital in excess of par value	718,482	686,106
Retained earnings	611,303	508,334
Treasury stock, at cost	(14,668)	(13,145)
Accumulated other comprehensive income	115	256
Total Aqua America stockholders' equity	1,385,704	1,251,313
Noncontrolling interest	188	504
Total equity	1,385,892	1,251,817
Long-term debt:
Long-term debt	1,003,860	1,002,542
Notes payable to bank under revolving credit agreement, variable rate, due March 2017	100,000	38,212
Total long-term debt	1,588,992	1,475,886
Current portion of long-term debt	45,038	80,429
Long-term debt, excluding current portion	1,543,954	1,395,457
Total capitalization	2,929,846	2,647,274
Long-Term Debt Of Subsidiaries 0.00% To 0.99% [Member]
Long-term debt:
Debt instrument principal outstanding	2,884	2,733
Long-Term Debt Of Subsidiaries 1.00% To 1.99% [Member]
Long-term debt:
Debt instrument principal outstanding	27,251	28,355
Long-Term Debt Of Subsidiaries 2.00% To 2.99% [Member]
Long-term debt:
Debt instrument principal outstanding	17,120	12,124
Long-Term Debt Of Subsidiaries 3.00% To 3.99% [Member]
Long-term debt:
Debt instrument principal outstanding	107,477	26,593
Long-Term Debt Of Subsidiaries 4.00% To 4.99% [Member]
Long-term debt:
Debt instrument principal outstanding	367,657	367,226
Long-Term Debt Of Subsidiaries 5.00% To 5.99% [Member]
Long-term debt:
Debt instrument principal outstanding	320,729	407,229
Long-Term Debt Of Subsidiaries 6.00% To 6.99% [Member]
Long-term debt:
Debt instrument principal outstanding	64,903	59,883
Long-Term Debt Of Subsidiaries 7.00% To 7.99% [Member]
Long-term debt:
Debt instrument principal outstanding	35,660	28,995
Long-Term Debt Of Subsidiaries 8.00% To 8.99% [Member]
Long-term debt:
Debt instrument principal outstanding	19,632	24,957
Long-Term Debt Of Subsidiaries 9.00% To 9.99% [Member]
Long-term debt:
Debt instrument principal outstanding	34,547	38,447
Long-Term Debt Of Subsidiaries 10.00% To 10.99% [Member]
Long-term debt:
Debt instrument principal outstanding	6,000	6,000
Notes at 3.57% due 2027 [Member]
Long-term debt:
Unsecured notes payable	50,000
Notes Ranging From 4.62% To 4.87% [Member]
Long-term debt:
Unsecured notes payable	193,000	193,000
Notes Ranging From 5.01% To 5.95% [Member]
Long-term debt:
Unsecured notes payable	$ 242,132	$ 242,132